Income taxes - Deferred tax assets and liabilities (Details) $ in Thousands	Mar. 31, 2016 USD ($) subsidiary	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Deferred tax assets
Accrued operating (and interest) expenses	$ 1,727	$ 1,779	$ 1,732
Net operating loss / Tax loss carry forward	404	1,175	499
Contingent consideration	1,581	1,213	1,332
Other	332	15	39
Total deferred tax assets	4,044	4,182	3,602
Valuation allowance	(395)	(395)	(395)
Total deferred tax assets after valuation allowance	3,649	3,787	3,207
Deferred tax liabilities
Accounts receivable and revenue accruals	(353)	(145)	(95)
Inventory and deferred cost of revenue	(76)	(241)	(753)
Property and equipment	(2,081)	(2,876)	(2,258)
Intangible assets	(3,476)	(2,078)	(1,885)
Total deferred tax liabilities	(5,986)	(5,340)	(4,991)
Net deferred tax asset, current	1,595	1,864	1,027
Net deferred tax asset, non - current	1,579	1,518
Net deferred tax liability, non-current	(5,511)	(4,935)	(2,811)
Net deferred tax liabilities	(2,337)	(1,553)	$ (1,784)
Undistributed earnings of foreign subsidiaries that are indefinitely reinvested	11,496	8,486
Unrecognized deferred tax liability for temporary differences related to investments in foreign Subsidiaries of the Group	$ 605	$ 429
Number of subsidiaries benefitting from tax incentives | subsidiary	2